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

(Do not use this space)              UNITED STATES                    _________________________
_______________________     SECURITIES AND EXCHANGE COMMISSION       |       OMB APPROVAL      |
                       |        WASHINGTON, D.C. 20549               |_________________________|
                       |                                             |OMB NUMBER: 3235-0230    |
                       |            FORM N-23C-1                     |Expires:    May 31, 2000 |
                       |                                             |Estimated average burden |
_______________________|                                             |hours per response...1.00|
                                                                     |_________________________|
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                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate).

              REPORT FOR CALENDAR MONTH ENDING SEPTEMBER 30, 2001

                          FRANKLIN CAPITAL CORPORATION
_______________________________________________________________________________
               (Name of registered closed-end investment company)

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
_____________________________________________________________________________________________________________________________
                                                                                   Approximate Asset
  Date of                                                 Number of     Price     Value or Approximate       Name of Seller
   Each                       Identification                Shares       Per     Asset Coverage Per Share         or of
Transaction                    of Security                Purchased     Share     at Time of Purchase        Seller's Broker
_____________________________________________________________________________________________________________________________
September 27, 2001             Franklin Capital               500        $4.45          $3.16             Donaldson, Lufkin &
                               Corporation                                                               Jenrette Securities
                               Common Stock                                                                   Corporation

September 27, 2001             Franklin Capital               500        $4.35          $3.16             Donaldson, Lufkin &
                               Corporation                                                               Jenrette Securities
                               Common Stock                                                                   Corporation



September 28, 2001             Franklin Capital               500        $4.45          $3.16             Donaldson, Lufkin &
                               Corporation                                                               Jenrette Securities
                               Common Stock                                                                   Corporation





_____________________________________________________________________________________________________________________________
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REMARKS:                                                               FRANKLIN CAPITAL CORPORATION
                                                                 ____________________________________________
                                                                             Name of Registrant

                                                                By           /s/ Hiram Lazar
                                                                 ____________________________________________
                                                                                (Name)

Date of Statement: October 10, 2001                                      Chief Financial Offier
                   _____________________                         ____________________________________________
                                                                                (Title)

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